INVENTORY, NET (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Inventories [Abstract]
Raw materials and consumables	$ 251	$ 245
Work in progress	142	139
Finished goods and other	222	196
Carrying amount of inventories	$ 615	$ 580